CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 18,569	$ 24,950	$ 18,055
Unrealized gains (losses) on available-for-sale securities:
Changes in unrealized gains	3,903	(1,098)	(221)
Less: reclassification adjustments for gains included in net income	(2,438)	(424)	(124)
Other comprehensive income (loss) before tax	1,465	$ (1,522)	$ (345)
Income tax expense related to components of other comprehensive income	(419)
Other comprehensive income (loss), net of tax	1,046	$ (1,522)	$ (345)
Comprehensive income	$ 19,615	$ 23,428	$ 17,710